SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - Yerbae Brands Corp [Member] - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Operating lease liability	$ 37,371	$ 70,288
Inventory reserve	903	283
Warranty reserve	1,352,054	21,752
Charitable contribution	710	3,957
Share-based compensation	395,639	784,757
Legal and accounting	138,387	147,985
Federal net operating loss	9,263,738	6,448,872
State net operating loss	1,354,886	1,444,669
Total deferred tax assets	12,543,688	8,922,563
Operating lease asset	(59,553)	(54,180)
Fixed assets	(6,040)	(15,581)
Total deferred tax liabilities	(65,593)	(69,761)
Net deferred tax assets	12,478,095	8,852,802
Valuation allowance	(12,478,095)	(8,852,802)
Net deferred tax asset